Condensed Consolidated Statements of Operations - USD ($)			3 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
General and administrative expenses		$ 10,400	$ 2,387,202	$ 4,077,585
General and administrative expenses — related party			60,000	160,000
Franchise tax expenses			49,863	147,995
Loss from operations			(2,497,065)	(4,385,580)
Change in fair value of derivative warrant liabilities			(16,231,910)	(13,903,830)
Offering costs associated with derivative warrant liabilities				(1,055,577)
Income from investments held in Trust Account			4,440	27,247
Net loss		$ (10,400)	$ (18,724,535)	$ (19,317,740)
Weighted average shares outstanding of Class B common stock, basic and diluted	[1],[2]	7,500,000
Basic and diluted net loss per share, Class B common stock		$ 0.00
Class A Common Stock
Weighted average shares outstanding of Class A common stock, basic and diluted			34,500,000	29,192,308
Basic and diluted net loss per share, Class A common stock			$ (0.43)	$ (0.51)
Class B Common Stock
Weighted average shares outstanding of Class B common stock, basic and diluted			8,625,000	8,451,923
Basic and diluted net loss per share, Class B common stock			$ (0.43)	$ (0.51)

[1]	On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization. (see Note 4, 6 and 7)
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 4)